Offsetting of Financial Assets and Financial Liabilities - Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		$ 164,803	$ 145,853
Amounts offset in the balance sheet		3,449	1,758
Net amounts presented in balance sheet		161,354	144,095
Impact of master netting agreements		43,635	36,731
Securities received as collateral	[1],[2]	103,018	92,766
Cash collateral		3,205	4,832
Net amount	[3]	11,496	9,766
Gross amounts (Financial Liabilities)		167,368	130,129
Amounts offset in the balance sheet		3,449	1,758
Net amounts presented in balance sheet		163,919	128,371
Impact of master netting agreements		43,635	36,731
Securities pledged as collateral	[1],[2]	98,706	83,276
Cash collateral		9,019	2,014
Net amount	[3]	12,559	6,350
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		116,309	108,799
Amounts offset in the balance sheet		3,115	1,417
Net amounts presented in balance sheet		113,194	107,382
Impact of master netting agreements		11,757	15,779
Securities received as collateral	[1],[2]	99,736	90,389
Cash collateral		4	9
Net amount	[3]	1,697	1,205
Derivative financial instruments assets 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)		48,494	37,054
Amounts offset in the balance sheet		334	341
Net amounts presented in balance sheet		48,160	36,713
Impact of master netting agreements		31,878	20,952
Securities received as collateral	[1],[2]	3,282	2,377
Cash collateral		3,201	4,823
Net amount	[3]	9,799	8,561
Derivative financial instruments liabilities 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)		60,290	31,156
Amounts offset in the balance sheet		334	341
Net amounts presented in balance sheet		59,956	30,815
Impact of master netting agreements		31,878	20,952
Securities pledged as collateral	[1],[2]	7,212	1,865
Cash collateral		8,843	1,906
Net amount	[3]	12,023	6,092
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)		107,078	98,973
Amounts offset in the balance sheet		3,115	1,417
Net amounts presented in balance sheet		103,963	97,556
Impact of master netting agreements		11,757	15,779
Securities pledged as collateral	[1],[2]	91,494	81,411
Cash collateral		176	108
Net amount	[3]	$ 536	$ 258

[1]	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
[2]	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
[3]	Not intended to represent our actual exposure to credit risk.